Accounts Receivable, Net - Schedule of Ageing Analysis of Accounts Receivable (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Ageing Analysis of Accounts Receivable [Line Items]
Accounts receivable, net	$ 7,100,656	$ 9,462,980
Within 90 days [Member]
Schedule of Ageing Analysis of Accounts Receivable [Line Items]
Accounts receivable, net	6,658,709	8,560,794
Between 91 and 180 days [Member]
Schedule of Ageing Analysis of Accounts Receivable [Line Items]
Accounts receivable, net	410,001	742,822
Between 181 and 365 days [Member]
Schedule of Ageing Analysis of Accounts Receivable [Line Items]
Accounts receivable, net	$ 31,946	$ 159,364